15. Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 8.	Income Taxes

The Company has completed a study to assess whether a change in control has occurred or whether there have been multiple changes of control since the Company’s formation through March 31, 2018. The Company determined, based on the results of the study, no change in control occurred for purposes of Internal Revenue Code section 382. The Company, after considering all available evidence, fully reserved for these and its other deferred tax assets since it is more likely than not such benefits will not be realized in future periods. The Company has incurred losses for both financial reporting and income tax purposes for the year ended March 31, 2018. Accordingly, the Company is continuing to fully reserve for its deferred tax assets. The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit. If it is determined in future periods that portions of the Company’s deferred income tax assets satisfy the realization standards, the valuation allowance will be reduced accordingly.

The Company only recognizes tax benefits from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. To date, the Company has not recognized such tax benefits in its consolidated financial statements.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act reduces the federal corporate income tax rate from 35% to 21% effective January 1, 2018, which the Company expects will positively impact its future effective tax rate and after-tax earnings in the United States. The Company recognized a decrease related to its federal deferred tax assets and deferred tax liabilities, before the valuation allowance. As change in the valuation allowance completely offsets the change in deferred taxes, therefore there was no impact on the consolidated financial statements related to the rate change.

The Company may also be affected by certain other aspects of the Tax Act including, without limitation, provisions regarding repatriation of accumulated foreign earnings and deductibility of capital expenditures. However, these assessments are based on preliminary review and analysis of the Tax Act and are subject to change as the Company continues to evaluate these highly complex rules as additional interpretive guidance is issued. The Company is also in the process of determining the impacts of the new Global Intangibles Low-Taxed Income (“GILTI”) tax law and has not yet included any potential GILTI tax or elected any related accounting policy. The Company will continue to analyze the effects of the Tax Act and any additional impacts of the Tax Act will be recorded as they are identified during the measurement period.

Also on December 22, 2017, the SEC staff issued Staff Accounting Bulletin 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (“SAB 118”), which provides guidance on accounting for the impact of the Tax Act. As permitted by SAB 118, both of the tax benefits recorded by the Company for the fiscal year ended March 31, 2018 represent provisional amounts based on its current best estimates. Any adjustments made to those provisional amounts will be included in income from operations and recorded as an adjustment to tax expense through the fiscal year ending March 31, 2019. The recorded, provisional amounts reflect assumptions made based upon our current interpretation of the Tax Act, and may change as the Company receives additional clarification and guidance in the form of technical corrections to the Tax Act or regulations issued by the U.S. Treasury.

The Company does not have any tax positions for which it is reasonably possible the total amount of gross unrecognized tax benefits will increase or decrease within 12 months of March 31, 2018. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business.

NOTE 15 – Income Taxes

The Company has the following net deferred tax assets:

	March 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$25,487,000	$33,394,000
Research and development tax credit carryforwards	1,789,000	1,746,000
Stock-based compensation	3,697,000	5,439,000
Allowances and accruals	1,118,000	1,232,000
Other deferred tax assets	284,000	240,000
State income taxes	1,000	4,000
Basis difference in assets	(3,000)	1,000
Total deferred tax assets	$32,373,000	$42,056,000

Deferred tax assets	32,373,000	42,056,000
Valuation allowance	(32,373,000)	(42,056,000)
Deferred tax assets	$–	$–

The Company’s income tax expense/(benefits) consist of the following:

	Year Ended March 31,
	2018	2017
Current:
State	$37,000	$6,000
Foreign	13,000	–
	50,000	6,000
Deferred:
Federal	–	(3,272,000)
State	–	(158,000)
Foreign	–	(844,000)
	$50,000	$(4,268,000)

For the year ended March 31, 2018, $50,000 of income tax expenses was reported in other (expense) income in the accompanying consolidated statement of comprehensive (loss) income.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for continuing operations is as follows:

	Year Ended March 31,
	2018		2017
Expected federal statutory rate	30.8%		34.0%
State income taxes, net of federal benefit	0.5%		1.2%
Research and development credit	0.3%		0.3%
Foreign earnings taxed at different rates	(0.3%	)	(1.0%	)
Effect of state net operating loss expiration	(0.9%	)	(2.3%	)
Effect of permanent differences	(4.2%	)	0.0%
True-up of state deferred assets	7.7%		(7.4%	)
Tax cuts and Jobs Act impact	(103.7%	)	(0.0%	)
	(69.8%	)	24.8%
Change in valuation allowance	68.5%		8.2%
Totals	(1.3%	)	33.0%

As of March 31, 2018, the Company had net operating loss carryforwards for Federal, California and Foreign income tax purposes of approximately $100,050,000, $35,765,000 and $3,435,000, respectively, which will begin to expire in the years 2021, 2028 and 2028, respectively, if not utilized. The remaining states net operating loss carryforwards will expire at various dates, if not utilized, beginning in the fiscal year ending March 31, 2018. The Company also had, at March 31, 2018, federal and state research credit carryforwards of approximately $948,000 and $790,000, respectively. The federal credits will expire, if not utilized at various dates, beginning in the fiscal year ending March 31, 2025, and the state credits do not expire. The Company also had, at March 31, 2018 foreign tax credits carryforwards of approximately $50,000. The foreign credits will expire, if not utilized at various dates, beginning in the fiscal year ending March 31, 2023.

The Company has completed a study to assess whether a change in control has occurred or whether there have been multiple changes of control since the Company’s formation through March 31, 2018. The Company determined, based on the results of the study, no change in control occurred for purposes of Internal Revenue Code section 382. The Company, after considering all available evidence, fully reserved for these and its other deferred tax assets since it is more likely than not such benefits will not be realized in future periods. The Company has incurred losses for both financial reporting and income tax purposes for the year ended March 31, 2018. Accordingly, the Company is continuing to fully reserve for its deferred tax assets. The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit. If it is determined in future periods that portions of the Company’s deferred income tax assets satisfy the realization standards, the valuation allowance will be reduced accordingly.

On April 1, 2017, the Company adopted ASU No. 2016-09. As a result of adopting ASU No. 2016-09, the Company has made an accounting policy election to account for forfeitures as they occur. This change has been applied on a modified retrospective basis, with no material impacts on the Company’s financial statements. The adoption of ASU No. 2016-09 also requires excess tax benefits and tax deficiencies be recorded in the income statement as opposed to additional paid-in capital when the awards vest or are settled and recognize all previously unrecognized excess tax benefits and tax deficiencies upon adoption as a cumulative-effect adjustment to retained earnings. As of April 1, 2017, the Company recognized excess tax benefit of approximately $533,000 as an increase to deferred tax assets. However, the entire amount was offset by a full valuation allowance.  Accordingly, an $11,000 cumulative-effect adjustment to retained earnings was recorded as of March 31, 2018.

The Company only recognizes tax benefits from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. To date, the Company has not recognized such tax benefits in its consolidated financial statements.

The Company has identified its federal tax return and its state tax return in California as major tax jurisdictions. The Company also filed tax returns in foreign jurisdictions, principally Mexico and the Netherlands. The Company’s evaluation of uncertain tax matters was performed for tax years ended through March 31, 2018. Generally, the Company is subject to audit for the years ended March 31, 2017, 2016 and 2015, and may be subject to audit for amounts relating to net operating loss carryforwards generated in periods prior to March 31, 2017. The Company has elected to retain its existing accounting policy with respect to the treatment of interest and penalties attributable to income taxes, and continues to reflect interest and penalties attributable to income taxes, to the extent they arise, as a component of its income tax provision or benefit as well as its outstanding income tax assets and liabilities. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments, other than those identified above that would result in a material change to its financial position.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act reduces the federal corporate income tax rate from 35% to 21% effective January 1, 2018, which the Company expects will positively impact its future effective tax rate and after-tax earnings in the United States. The Company recognized a decrease related to its federal deferred tax assets and deferred tax liabilities, before the valuation allowance. As change in the valuation allowance completely offsets the change in deferred taxes, therefore there was no impact on the consolidated financial statements related to the rate change.

The Company may also be affected by certain other aspects of the Tax Act including, without limitation, provisions regarding repatriation of accumulated foreign earnings and deductibility of capital expenditures. However, these assessments are based on preliminary review and analysis of the Tax Act and are subject to change as the Company continues to evaluate these highly complex rules as additional interpretive guidance is issued. The Company is also in the process of determining the impacts of the new Global Intangibles Low-Taxed Income (“GILTI”) tax law and has not yet included any potential GILTI tax or elected any related accounting policy. The Company will continue to analyze the effects of the Tax Act and any additional impacts of the Tax Act will be recorded as they are identified during the measurement period.

Also on December 22, 2017, the SEC staff issued Staff Accounting Bulletin 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (“SAB 118”), which provides guidance on accounting for the impact of the Tax Act. As permitted by SAB 118, both of the tax benefits recorded by us for the fiscal year ended March 31, 2018 represent provisional amounts based on our current best estimates. Any adjustments made to those provisional amounts will be included in income from operations and recorded as an adjustment to tax expense through the fiscal year ending March 31, 2019.The recorded, provisional amounts reflect assumptions made based upon our current interpretation of the Tax Act, and may change as we receive additional clarification and guidance in the form of technical corrections to the Tax Act or regulations issued by the U.S. Treasury.

The Company does not have any tax positions for which it is reasonably possible the total amount of gross unrecognized tax benefits will increase or decrease within 12 months of March 31, 2018. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business.